Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Aug. 02, 2015
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Short-term borrowings consist of the following:

	2015	2014
Commercial paper	$1,532	$1,406
Current portion of long-term debt	—	300
Variable-rate bank borrowings	1	47
Fixed-rate bank borrowings	9	17
Capital leases	1	1
	$1,543	$1,771

Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt consists of the following:

Type	Fiscal Year of Maturity	Rate	2015	2014
Notes	2015	3.38%	$—	$300
Notes	2017	3.05%	400	400
Notes	2019	4.50%	300	300
Notes	2021	4.25%	500	500
Debentures	2021	8.88%	200	200
Notes	2023	2.50%	450	450
Notes	2025	3.30%	300	—
Notes	2043	3.80%	400	400
Capital leases			10	3
Other(1)			(8)	(9)
Total			$2,552	$2,544
Less current portion			—	300
Total long-term debt			$2,552	$2,244
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(1)	Other includes unamortized net premium/discount on debt issuances.